Net Income (Loss) Per Share - Schedule of Dilutive Common Stock Equivalents Excluded from Computation of Diluted Net Loss per Share (Detail) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	4,427,585	10,363,663
Options to Purchase Common Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	3,765,482	9,423,271
Restricted Stock Awards and Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	662,103	940,392